Quarterly Holdings Report
for

Fidelity® Japan Fund

July 31, 2019

JPN-QTLY-0919
1.804854.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
COMMUNICATION SERVICES - 9.8%
Entertainment - 1.6%
Nintendo Co. Ltd.	29,900	$10,999,999
Interactive Media & Services - 0.9%
LIFULL Co. Ltd.	778,300	3,634,308
Yahoo! Japan Corp.	1,062,800	3,112,867
		6,747,175
Media - 0.8%
Dentsu, Inc.	163,500	5,404,662
Wireless Telecommunication Services - 6.5%
SoftBank Corp.	887,000	45,288,583

TOTAL COMMUNICATION SERVICES		68,440,419

CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.8%
Aisin Seiki Co. Ltd.	97,400	3,173,849
DaikyoNishikawa Corp.	267,100	2,214,580
		5,388,429
Automobiles - 3.7%
Subaru Corp.	484,200	11,284,887
Suzuki Motor Corp.	370,100	14,474,051
		25,758,938
Distributors - 0.5%
Arata Corp.	112,800	3,665,300
Hotels, Restaurants & Leisure - 1.0%
Koshidaka Holdings Co. Ltd.	488,400	6,967,523
Household Durables - 4.3%
Sekisui Chemical Co. Ltd.	183,100	2,728,239
Sony Corp.	481,100	27,362,040
		30,090,279
Internet & Direct Marketing Retail - 0.8%
Zozo, Inc.	308,500	5,850,129
Leisure Products - 0.9%
Bandai Namco Holdings, Inc.	117,800	6,388,639
Specialty Retail - 1.3%
Nitori Holdings Co. Ltd.	43,200	5,849,214
USS Co. Ltd.	148,400	2,955,996
		8,805,210

TOTAL CONSUMER DISCRETIONARY		92,914,447

CONSUMER STAPLES - 9.4%
Food & Staples Retailing - 4.7%
Ain Holdings, Inc.	57,300	3,149,683
Nishimoto Co. Ltd.	137,900	4,981,588
Seven & i Holdings Co. Ltd.	301,100	10,275,927
Sundrug Co. Ltd.	81,100	2,255,056
Tsuruha Holdings, Inc.	61,300	6,271,431
Welcia Holdings Co. Ltd.	129,800	6,061,072
		32,994,757
Food Products - 0.9%
Morinaga & Co. Ltd.	124,000	5,847,229
Personal Products - 3.8%
Kao Corp.	170,400	12,435,924
Kose Corp.	33,500	5,730,628
Shiseido Co. Ltd.	110,500	8,131,095
		26,297,647

TOTAL CONSUMER STAPLES		65,139,633

FINANCIALS - 11.2%
Banks - 3.1%
Mitsubishi UFJ Financial Group, Inc.	4,319,400	21,333,535
Capital Markets - 1.2%
JAFCO Co. Ltd.	102,400	3,826,234
SBI Holdings, Inc. Japan	188,400	4,319,051
		8,145,285
Consumer Finance - 0.6%
AEON Financial Service Co. Ltd.	239,700	3,886,670
Diversified Financial Services - 2.7%
ORIX Corp.	1,334,600	19,155,969
Insurance - 3.6%
AFLAC, Inc.	55,500	2,921,520
Sony Financial Holdings, Inc.	307,400	7,447,359
Tokio Marine Holdings, Inc.	284,900	15,122,788
		25,491,667

TOTAL FINANCIALS		78,013,126

HEALTH CARE - 10.4%
Health Care Equipment & Supplies - 7.6%
Hoya Corp.	382,200	29,528,367
Nakanishi, Inc.	137,600	2,524,585
Olympus Corp.	768,800	8,382,136
Paramount Bed Holdings Co. Ltd.	120,400	4,620,553
Sysmex Corp.	37,300	2,723,699
Terumo Corp.	177,600	5,169,112
		52,948,452
Health Care Providers & Services - 0.8%
N Field Co. Ltd. (a)	188,800	1,195,728
Ship Healthcare Holdings, Inc.	91,100	4,119,974
		5,315,702
Pharmaceuticals - 2.0%
Takeda Pharmaceutical Co. Ltd.	416,341	14,328,754

TOTAL HEALTH CARE		72,592,908

INDUSTRIALS - 21.2%
Building Products - 2.7%
Daikin Industries Ltd.	100,300	12,448,916
Toto Ltd.	152,600	6,110,284
		18,559,200
Commercial Services & Supplies - 0.7%
Sohgo Security Services Co., Ltd.	107,200	5,222,539
Construction & Engineering - 1.4%
Mirait Holdings Corp.	315,000	4,682,002
Toshiba Plant Systems & Services Corp.	293,900	4,941,108
		9,623,110
Electrical Equipment - 2.5%
Nidec Corp.	128,800	17,421,564
Machinery - 7.1%
CKD Corp.	207,500	2,307,887
Fanuc Corp.	59,400	10,556,951
Hoshizaki Corp.	131,100	9,303,171
Kitz Corp.	382,200	2,613,814
Minebea Mitsumi, Inc.	461,500	7,876,646
Misumi Group, Inc.	450,460	10,243,938
Nabtesco Corp.	184,400	5,018,921
Shima Seiki Manufacturing Ltd.	55,400	1,632,108
		49,553,436
Professional Services - 3.7%
Outsourcing, Inc.	357,700	4,320,414
Persol Holdings Co., Ltd.	337,400	8,240,388
Recruit Holdings Co. Ltd.	208,300	7,053,554
SMS Co., Ltd.	269,900	6,041,056
		25,655,412
Road & Rail - 1.0%
East Japan Railway Co.	26,100	2,392,718
Hitachi Transport System Ltd.	150,800	4,726,795
		7,119,513
Trading Companies & Distributors - 2.1%
Itochu Corp.	371,400	7,071,728
MonotaRO Co. Ltd.	145,200	3,197,897
Trusco Nakayama Corp.	196,900	4,068,675
		14,338,300

TOTAL INDUSTRIALS		147,493,074

INFORMATION TECHNOLOGY - 13.4%
Electronic Equipment & Components - 6.5%
Azbil Corp.	238,000	5,720,838
Dexerials Corp.	564,000	3,748,249
Iriso Electronics Co. Ltd.	118,600	5,450,869
Murata Manufacturing Co. Ltd.	145,900	6,680,931
Shimadzu Corp.	753,400	18,268,859
TDK Corp.	71,200	5,466,550
		45,336,296
IT Services - 4.7%
GMO Internet, Inc.	457,800	7,498,847
IT Holdings Corp.	83,900	4,388,188
ITOCHU Techno-Solutions Corp.	273,900	7,077,240
Net One Systems Co. Ltd.	47,300	1,261,739
NSD Co. Ltd.	170,500	5,281,598
NTT Data Corp.	250,600	3,290,454
Otsuka Corp.	92,200	3,665,456
		32,463,522
Semiconductors & Semiconductor Equipment - 0.8%
Renesas Electronics Corp. (b)	952,200	5,680,465
Software - 1.4%
Money Forward, Inc. (a)(b)	142,800	4,377,590
Oracle Corp. Japan	66,542	5,553,832
		9,931,422

TOTAL INFORMATION TECHNOLOGY		93,411,705

MATERIALS - 6.9%
Chemicals - 6.9%
JSR Corp.	338,900	5,635,353
Kansai Paint Co. Ltd.	429,100	8,503,903
KH Neochem Co. Ltd.	174,800	4,375,222
Nissan Chemical Corp.	133,500	5,838,131
NOF Corp.	128,400	4,614,799
Okamoto Industries, Inc.	42,800	1,994,632
Shin-Etsu Chemical Co. Ltd.	131,300	13,368,427
Tokyo Ohka Kogyo Co. Ltd.	118,500	4,041,134
		48,371,601
REAL ESTATE - 1.4%
Real Estate Management & Development - 1.4%
Daiwa House Industry Co. Ltd.	113,300	3,221,317
Kenedix, Inc.	891,500	4,548,051
Relo Group, Inc.	80,500	2,146,617
		9,915,985
TOTAL COMMON STOCKS
(Cost $599,638,551)		676,292,898

Money Market Funds - 3.6%
Fidelity Cash Central Fund 2.43% (c)	20,315,373	20,319,436
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	4,663,171	4,663,637
TOTAL MONEY MARKET FUNDS
(Cost $24,983,269)		24,983,073
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $624,621,820)		701,275,971
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(4,212,772)
NET ASSETS - 100%		$697,063,199

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$202,314
Fidelity Securities Lending Cash Central Fund	106,347
Total	$308,661

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.